Fair Value Measurements - Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Financial assets:
Cash, cash equivalents and restricted cash, carrying value	$ 41,046	$ 153,977	$ 270,787	$ 84,002
Financial liabilities:
Redeemable Notes	0	53,015
Fair Value, Inputs, Level 1
Financial assets:
Cash, cash equivalents and restricted cash, carrying value	41,046	153,977
Cash, cash equivalents and restricted cash, fair value	41,046	153,977
Equity investment - common stock of Scorpio Tankers Inc. - carrying value	74,374	27,607
Equity investment - common stock of Scorpio Tankers Inc. - fair value	74,374	27,607
Fair Value, Inputs, Level 2
Financial liabilities:
Bank loans, net - carrying value	70,250	87,650
Bank loans, net - fair value	70,250	87,650
Redeemable Notes	$ 0	$ 53,015